Organization, Consolidation and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Summary of Company's Principal Subsidiaries VIE and subsidiaries of the VIE
As of December 31, 2021, the Company’s principal subsidiaries, VIE and subsidiaries of the VIE are as follows:

Entity	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect ownership by the Company	Principal activities
Subsidiaries of the Company
Quhuo Investment Limited (“Quhuo BVI”)	June 14, 2019	BVI	100%	Investment holding
Quhuo Technology Investment (Hong Kong) Limited (“Quhuo HK”)	June 17, 2019	Hong Kong	100%	Investment holding
Beijing Quhuo Information Technology Co., Ltd. (“WFOE”)	July 31, 2019	PRC	100%	Development of computer software and applications
Variable interest entity
Beijing Quhuo Technology Co., Ltd. (“Beijing Quhuo” or the “VIE”)	March 3, 2012	PRC	Nil	Development of computer software and applications; Investment holding

Entity	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect ownership by the Company	Principal activities
Subsidiaries of the VIE
Shanghai Quhuo Network Technology Co., Ltd. (“Shanghai Quhuo”)	April 4, 2014	PRC	Nil	On-demand delivery
Ningbo Xinying Network Technology Co., Ltd. (“Ningbo Xinying”)	December 15, 2016	PRC	Nil	On-demand delivery
Nantong Runda Marketing Planning Co., Ltd. (“Nantong Runda”)	February 28, 2018	PRC	Nil	On-demand delivery
Shanghai Yijida Network Technology Co., Ltd. (“Shanghai Yijida”)	September 7, 2015	PRC	Nil	On-demand delivery
Ningbo Desheng Wanchun Network Technology Co., Ltd. (“Desheng Wanchun”)	December 21, 2016	PRC	Nil	Labor services
Ningbo Quhuo Network Technology Co., Ltd. (“Ningbo Quhuo”)	December 14, 2016	PRC	Nil	On-demand delivery
Ningbo Dagong Network Technology Co., Ltd. (“Ningbo Dagong”)	January 5, 2018	PRC	Nil	Bike-sharing maintenance
Jiangxi Youke Automobile Rental Service Co., Ltd. (“Jiangxi Youke”)	April 8, 2018	PRC	Nil	Ride-hailing
Hainan Xinying Technology Co., Ltd. (“Hainan Xinying”)	June 29, 2020	PRC	Nil	On-demand delivery
Hainan Quhuo Technology Co., Ltd. (“Hainan Quhuo”)	July 8, 2020	PRC	Nil	On-demand delivery
Haikou Chengtu Network Technology Co., Ltd (“Haikou Chengtu”)	September 1, 2020	PRC	Nil	B&B Operation
Shenzhen Lailai Information Technology Co., Ltd. (“Shenzhen Lailai”)	November 1, 2020	PRC	Nil	Hotel Cleaning

Summary of Assets and Liabilities of the VIE's included in the Company's consolidated balance sheets	The table sets forth the assets and liabilities of the VIE’s included in the Company’s consolidated balance sheets:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
ASSETS:
Current assets:
Cash	93,007	19,463	3,054
Restricted cash	401	2,315	363
Short-term investments	34,634	68,568	10,760
Accounts receivable	381,248	510,683	80,137
Prepayments and other current assets	44,662	40,595	6,370
Inter-group balance due from Parent and WFOE	—	7,823	1,228
Amounts due from related parties	2,940	3,081	483

Total current assets	556,892	652,528	102,395

Non-current assets:
Property and equipment, net	23,310	14,633	2,296
Intangible assets, net	111,990	124,259	19,499
Operating lease right-of-use assets, net	32,534	7,964	1,250
Goodwill	118,724	66,753	10,475
Deferred tax assets	2,370	6,729	1,056
Other non-current assets	106,566	157,296	24,683

Total non-current assets	395,494	377,634	59,259

Total assets	952,386	1,030,162	161,654

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
LIABILITIES:
Current liabilities:
Accounts payable	268,939	334,083	52,425
Accrued expenses and other current liabilities	102,053	119,307	18,722
Short-term debt	73,837	148,441	23,294
Short-term lease liabilities	17,707	5,317	834
Inter-group balance due to Parent and WFOE	—	87,688	13,760
Amounts due to related parties	—	245	38

Total current liabilities	462,536	695,081	109,073

Non-current liabilities:
Deferred tax liabilities	727	753	118
Long-term debt	5,135	3	—
Long-term lease liabilities	14,623	1,424	223
Other non-current liabilities	41,014	50,703	7,956

Total non-current liabilities	61,499	52,883	8,297

Total liabilities	524,035	747,964	117,370

Summary of Results of operations of the VIE included in the Company's consolidated statements of comprehensive loss
The table sets forth the results of operations of the VIE included in the Company’s consolidated statements of comprehensive loss for the years ended December 31, 2019, 2020 and 2021, respectively:

	For the year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Revenue	2,055,789	2,580,810	4,025,279	631,654
Net (loss)/income	(11,992)	66,043	(120,539)	(18,915)

Summary of Cash Flows of the VIE included in the Company's Consolidated Statements of Cash Flows
The table sets forth the cash flows of the VIE included in the Company’s consolidated statements of cash flows for the years ended December 31, 2019, 2020 and 2021, respectively:

	For the year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Net cash provided by (used in) operating activities	17,521	30,389	(27,699)	(4,347)
Net cash provided (used in) by investing activities	12,484	(56,535)	(112,604)	(17,669)
Net cash provided by (used in) financing activities	80,550	(7,119)	68,673	10,776
Effect of exchange rate changes on cash	(1,221)	(4)	—	—
Net increase (decrease) in cash	109,334	(33,269)	(71,630)	(11,240)